RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019	May 23, 2019
Balance Sheet
Warrant Liability	$ 37,616,668	$ 36,766,667	$ 18,525,000	$ 13,500,000	$ 10,991,667	$ 16,116,667	$ 17,966,667	$ 18,300,000
Warrant Liability						16,116,667
Class A common stock subject to possible redemption	224,975,969	226,056,939	244,636,825	249,761,986	252,276,294	246,579,223	244,042,588	243,609,820
Additional paid-in capital	24,270,617	23,189,660	4,609,955	(515,154)	(3,029,437)	2,667,585	5,204,202	5,636,967
Retained earnings	(19,271,818)	(18,190,840)	389,043	5,514,198	8,028,513	2,331,442	(205,197)	(637,966)
Total Stockholders' Equity	5,000,003	$ 5,000,010	$ 5,000,007	$ 5,000,001	$ 5,000,008	$ 5,000,008	$ 5,000,004	$ 5,000,003	$ 0
Number of shares subject to possible redemption		22,480,341	24,301,050	24,815,596	25,070,806	24,574,700	24,391,647	24,360,982
As Reported | Restatement of warrants as derivative liabilities
Balance Sheet
Class A common stock subject to possible redemption		$ 262,823,607	$ 263,161,825	$ 263,261,986	$ 263,267,961	$ 262,695,890	$ 262,009,255	$ 261,909,820
Additional paid-in capital		4,086,689	3,748,471	3,648,312	3,642,337	4,214,410	4,901,046	5,000,481
Retained earnings		912,496	1,250,712	1,350,867	1,356,849	784,778	98,139	(1,297)
Total Stockholders' Equity		$ 5,000,009	$ 5,000,007	$ 5,000,001	$ 5,000,008	$ 5,000,008	$ 5,000,004	$ 5,000,003
Number of shares subject to possible redemption		26,136,620	26,141,235	26,156,915	26,163,140	26,180,927	26,187,385	26,190,982
Period Adjustment | Restatement of warrants as derivative liabilities
Balance Sheet
Warrant Liability		$ 36,766,667	$ 18,525,000	$ 13,500,000	$ 10,991,667	$ 16,116,667	$ 17,966,667	$ 18,300,000
Class A common stock subject to possible redemption		(36,766,668)	(18,525,000)	(13,500,000)	(10,991,667)	(16,116,667)	(17,966,667)	(18,300,000)
Additional paid-in capital		19,102,971	861,484	(4,163,466)	(6,671,774)	(1,546,825)	303,156	636,486
Retained earnings		(19,103,336)	$ (861,669)	$ 4,163,331	$ 6,671,664	$ 1,546,664	$ (303,336)	(636,669)
Total Stockholders' Equity		$ 1						$ 0
Number of shares subject to possible redemption		(3,656,279)	(1,840,185)	(1,341,319)	(1,092,334)	(1,606,227)	(1,795,738)	(1,830,000)
Class A Common stock
Balance Sheet
Common stock	$ 516	$ 502	$ 321	$ 269	$ 244	$ 293	$ 311	$ 314
Total Stockholders' Equity		$ 502				$ 293			0
Number of shares subject to possible redemption	22,339,729	22,480,341				24,574,700
Class A Common stock | As Reported | Restatement of warrants as derivative liabilities
Balance Sheet
Common stock		$ 136	136	134	134	$ 132	131	131
Class A Common stock | Period Adjustment | Restatement of warrants as derivative liabilities
Balance Sheet
Common stock		366	$ 185	$ 135	$ 110	161	$ 180	$ 183
Class B Common stock
Balance Sheet
Common stock	$ 688	688				688
Total Stockholders' Equity		$ 688				$ 688			$ 0